OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
Other Liabilities, Current [Abstract]
Components of other current liabilities

(in thousands of $)	2022	2021
Day 1 gain deferred revenue - current portion (1) (note 24)	(12,783)	(38,242)
Deferred revenue	(6,080)	(5,584)
Contract liability for other revenue (note 5)	(4,177)	—
Demurrage cost (note 5)	(1,608)	—
Current portion of operating lease liability (note 13)	(1,328)	(3,006)
MTM liability on TTF linked commodity swap derivatives (note 27)	—	(88)
Liability for UK tax leases (note 29)	—	(71,739)
MTM liability on interest rate swaps (note 27)	—	(17,300)
Other payables (2)	(1,469)	(455)
Other current liabilities	(27,445)	(136,414)
(1) Current portion of Day 1 gain deferred on initial recognition of the oil and gas derivative instruments embedded in the LTA (note 7). As of December 31, 2022 and 2021, the Day 1 gain deferred revenue - current portion relating to FLNG Hilli’s oil and gas derivative instruments is $10.0 million and $2.8 million; $10.0 million and $28.3 million, respectively.
(2) Included in “Other payables” is $0.9 million for debt guarantee to CoolCo (note 28).